Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
NOTE 7:	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2017 and 2018 are as follows:

	Year ended December 31,
	2017	2018

Balance at the beginning of the year	$73,597	$158,559

Acquisition of subsidiaries	79,884	11,468
Functional currency translation adjustments	5,078	(3,933)

Balance at year end	$158,559	$166,094